Schedule of Investments (unaudited)
February 29, 2024
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
HEICO Corp., Class A	10,535	$ 1,639,141
Lockheed Martin Corp.	15,690	6,719,086
Textron, Inc.	37,691	3,357,137
		11,715,364
Air Freight & Logistics — 1.1%
Expeditors International of Washington, Inc.	29,067	3,476,413
United Parcel Service, Inc., Class B	19,798	2,935,252
		6,411,665
Automobiles — 0.9%
Ford Motor Co.	126,957	1,579,345
General Motors Co.	90,736	3,718,361
		5,297,706
Banks — 5.6%
Bank of America Corp.	15,359	530,193
Citigroup, Inc.	178,156	9,885,876
Citizens Financial Group, Inc.	91,438	2,870,239
Columbia Banking System, Inc.	32,013	579,435
First Horizon Corp.	28,383	400,200
JPMorgan Chase & Co.	71,499	13,303,104
KeyCorp	411,544	5,872,733
Regions Financial Corp.	12,529	233,415
Synovus Financial Corp.	6,889	261,369
		33,936,564
Beverages — 2.2%
Coca-Cola Co. (The)	129,320	7,761,786
PepsiCo, Inc.	34,826	5,758,131
		13,519,917
Biotechnology — 3.6%
AbbVie, Inc.	5,718	1,006,654
Amgen, Inc.	14,375	3,936,306
CG oncology, Inc.(a)	5,383	240,674
Exelixis, Inc.(a)	70,996	1,554,812
Gilead Sciences, Inc.	111,846	8,064,097
Incyte Corp.(a)	52,948	3,090,045
Kyverna Therapeutics, Inc.(a)	3,139	85,287
Neurocrine Biosciences, Inc.(a)	2,292	298,877
Regeneron Pharmaceuticals, Inc.(a)	1,227	1,185,392
United Therapeutics Corp.(a)	10,019	2,260,687
		21,722,831
Broadline Retail — 1.5%
Amazon.com, Inc.(a)	41,851	7,397,583
eBay, Inc.	35,423	1,674,799
		9,072,382
Building Products — 1.0%
A O Smith Corp.	26,146	2,167,503
Builders FirstSource, Inc.(a)	11,597	2,263,503
Owens Corning	11,648	1,744,637
		6,175,643
Capital Markets — 4.5%
Affiliated Managers Group, Inc.	4,543	710,116
Franklin Resources, Inc.	18,459	506,700
Invesco Ltd.	470,411	7,249,034
Moody’s Corp.	18,756	7,116,402
MSCI, Inc., Class A	3,364	1,887,103
Nasdaq, Inc.	131,842	7,409,520
Raymond James Financial, Inc.	3,250	391,040
Security	Shares	Value
Capital Markets (continued)
S&P Global, Inc.	3,366	$ 1,441,927
T Rowe Price Group, Inc.	3,501	396,838
		27,108,680
Chemicals — 2.2%
Huntsman Corp.	5,533	141,645
LyondellBasell Industries NV, Class A	74,831	7,504,053
Mosaic Co. (The)	31,128	969,948
PPG Industries, Inc.	26,959	3,817,394
Sherwin-Williams Co. (The)	2,120	703,904
		13,136,944
Commercial Services & Supplies — 0.8%
Cintas Corp.	6,023	3,786,118
Copart, Inc.(a)	17,935	953,245
		4,739,363
Communications Equipment — 0.2%
Ciena Corp.(a)	6,653	379,088
Juniper Networks, Inc.	15,493	573,706
Motorola Solutions, Inc.	619	204,511
		1,157,305
Construction & Engineering — 1.4%
AECOM	50,559	4,491,156
EMCOR Group, Inc.	2,816	882,872
Valmont Industries, Inc.	15,990	3,388,761
		8,762,789
Consumer Finance — 0.2%
OneMain Holdings, Inc.	8,242	389,270
Synchrony Financial	26,251	1,084,166
		1,473,436
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	627	466,419
Walmart, Inc.	207,252	12,147,040
		12,613,459
Containers & Packaging — 0.2%
AptarGroup, Inc.	1,976	277,549
International Paper Co.	17,176	607,343
Westrock Co.	4,958	224,548
		1,109,440
Diversified Telecommunication Services — 0.4%
AT&T Inc.	160,109	2,710,645
Electric Utilities — 2.6%
Edison International	6,790	461,856
Entergy Corp.	2,008	203,953
Evergy, Inc.	92,123	4,563,773
IDACORP, Inc.	6,966	613,774
OGE Energy Corp.	136,310	4,485,962
Portland General Electric Co.	24,226	973,158
PPL Corp.	171,080	4,511,380
		15,813,856
Electrical Equipment — 0.9%
AMETEK, Inc.	25,664	4,624,139
Rockwell Automation, Inc.	3,212	915,677
		5,539,816
Electronic Equipment, Instruments & Components — 0.9%
Flex Ltd.(a)	15,364	432,497
TE Connectivity Ltd.	34,395	4,937,746
		5,370,243

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	71,141	$ 2,105,062
Schlumberger NV	34,275	1,656,511
		3,761,573
Entertainment — 0.6%
Electronic Arts, Inc.	16,757	2,337,266
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	18,731	1,362,868
Warner Bros Discovery, Inc., Class A(a)	19,206	168,821
		3,868,955
Financial Services — 5.8%
Berkshire Hathaway, Inc., Class B(a)	46,115	18,879,481
Block, Inc., Class A(a)	5,242	416,582
Euronet Worldwide, Inc.(a)	12,071	1,321,050
Fidelity National Information Services, Inc.	11,879	821,908
Mastercard, Inc., Class A	15,687	7,447,560
Visa, Inc., Class A	21,202	5,992,533
		34,879,114
Food Products — 0.9%
Archer-Daniels-Midland Co.	15,490	822,674
Bunge Global SA	9,514	897,836
Hershey Co. (The)	20,818	3,912,119
		5,632,629
Gas Utilities — 0.2%
Atmos Energy Corp.	535	60,407
UGI Corp.	34,081	834,303
		894,710
Ground Transportation — 0.8%
JB Hunt Transport Services, Inc.	1,807	372,802
Old Dominion Freight Line, Inc.	8,943	3,957,099
Ryder System, Inc.	3,320	378,812
		4,708,713
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	9,799	1,162,553
Align Technology, Inc.(a)	1,676	506,856
Dexcom, Inc.(a)	7,309	841,047
Edwards Lifesciences Corp.(a)	7,654	649,595
Enovis Corp.(a)	3,517	210,352
Hologic, Inc.(a)	17,056	1,258,733
Intuitive Surgical, Inc.(a)	1,716	661,689
Medtronic PLC	118,208	9,853,819
Stryker Corp.	18,804	6,563,912
		21,708,556
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	3,939	441,089
Cencora, Inc.	6,659	1,568,861
Cigna Group (The)	8,694	2,922,401
Elevance Health, Inc.	19,238	9,643,048
HCA Healthcare, Inc.	2,259	704,130
		15,279,529
Health Care Technology — 0.3%
Teladoc Health, Inc.(a)	101,691	1,533,500
Veeva Systems, Inc., Class A(a)	795	179,281
		1,712,781
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	53,230	883,618
Hotels, Restaurants & Leisure — 1.3%
Boyd Gaming Corp.	67,786	4,482,688
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	7,516	$ 2,196,777
MGM Resorts International(a)	31,930	1,381,930
		8,061,395
Household Durables — 1.7%
DR Horton, Inc.	13,733	2,052,260
Leggett & Platt, Inc.	52,526	1,072,581
Mohawk Industries, Inc.(a)	11,591	1,374,924
Toll Brothers, Inc.	48,969	5,613,806
		10,113,571
Household Products — 2.2%
Colgate-Palmolive Co.	28,650	2,478,798
Kimberly-Clark Corp.	60,631	7,346,658
Procter & Gamble Co. (The)	23,559	3,744,468
		13,569,924
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	197,238	2,998,018
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	7,291	1,448,940
Industrial REITs — 0.3%
First Industrial Realty Trust, Inc.	38,747	2,053,591
Insurance — 4.6%
Marsh & McLennan Cos., Inc.	35,408	7,161,976
MetLife, Inc.	47,219	3,293,053
Progressive Corp. (The)	11,432	2,167,050
Reinsurance Group of America, Inc.	43,410	7,677,058
Travelers Cos., Inc. (The)	21,480	4,746,221
Unum Group	40,384	1,996,989
W. R. Berkley Corp.	12,571	1,050,936
		28,093,283
Interactive Media & Services — 1.4%
Alphabet, Inc., Class A(a)	52,583	7,280,642
Meta Platforms, Inc., Class A	2,369	1,161,118
Snap, Inc., Class A, NVS(a)	14,320	157,807
		8,599,567
IT Services — 0.2%
Amdocs Ltd.	12,198	1,112,458
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	29,872	4,103,218
Machinery — 4.5%
CNH Industrial NV	82,919	990,882
Cummins, Inc.	2,270	609,745
Flowserve Corp.	32,913	1,392,878
Illinois Tool Works, Inc.	17,708	4,642,152
Oshkosh Corp.	65,594	7,271,751
Otis Worldwide Corp.	6,986	665,766
PACCAR, Inc.	15,658	1,736,316
Snap-on, Inc.	13,663	3,766,342
Timken Co. (The)	13,504	1,134,201
Xylem, Inc.	38,757	4,924,077
		27,134,110
Media — 2.2%
Comcast Corp., Class A	169,076	7,244,907
Fox Corp., Class A, NVS	163,794	4,879,423
Fox Corp., Class B	4,397	120,390
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	2,157	62,855
Paramount Global, Class B, NVS	74,713	824,831
		13,132,406

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.9%
Alcoa Corp.	6,964	$ 189,490
Nucor Corp.	25,381	4,880,766
Steel Dynamics, Inc.	4,958	663,480
		5,733,736
Multi-Utilities — 0.7%
CMS Energy Corp.	60,690	3,481,785
DTE Energy Co.	5,807	629,189
		4,110,974
Office REITs — 0.0%
Highwoods Properties, Inc.	3,967	96,993
Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp.	44,612	6,781,470
ConocoPhillips	58,372	6,569,185
Devon Energy Corp.	103,463	4,558,580
EOG Resources, Inc.	29,502	3,376,799
Exxon Mobil Corp.	77,295	8,078,873
Marathon Petroleum Corp.	33,351	5,643,990
Pioneer Natural Resources Co.	6,692	1,573,892
Valero Energy Corp.	36,077	5,103,452
		41,686,241
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	14,928	1,104,224
Passenger Airlines — 0.7%
Alaska Air Group, Inc.(a)	1,729	64,647
Delta Air Lines, Inc.	71,425	3,019,135
United Airlines Holdings, Inc.(a)	19,775	899,565
		3,983,347
Pharmaceuticals — 5.1%
Alto Neuroscience, Inc.(a)	85	1,309
Bristol-Myers Squibb Co.	120,422	6,111,417
Eli Lilly & Co.	8,027	6,049,789
Johnson & Johnson	36,768	5,933,620
Merck & Co., Inc.	40,633	5,166,486
Pfizer, Inc.	292,882	7,778,946
		31,041,567
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A(a)	1,607	86,874
Residential REITs — 2.5%
Apartment Income REIT Corp.	5,100	154,632
Camden Property Trust	74,371	7,026,572
Equity Residential	127,320	7,665,937
		14,847,141
Retail REITs — 0.8%
Brixmor Property Group, Inc.	2,418	54,671
Kimco Realty Corp.	149,708	2,958,230
Simon Property Group, Inc.	12,784	1,893,822
		4,906,723
Semiconductors & Semiconductor Equipment — 4.8%
Applied Materials, Inc.	30,503	6,150,015
Cirrus Logic, Inc.(a)	5,287	485,452
Intel Corp.	102,799	4,425,497
Micron Technology, Inc.	37,301	3,379,843
NVIDIA Corp.	7,615	6,024,379
QUALCOMM, Inc.	53,067	8,373,442
		28,838,628
Security	Shares	Value
Software — 2.7%
Adobe, Inc.(a)	4,841	$ 2,712,315
Manhattan Associates, Inc.(a)	18,169	4,602,753
Microsoft Corp.	17,609	7,283,787
Oracle Corp.	14,909	1,665,037
Synopsys, Inc.(a)	101	57,947
Zoom Video Communications, Inc., Class A(a)	908	64,223
		16,386,062
Specialized REITs — 0.4%
Equinix, Inc.	75	66,662
Lamar Advertising Co., Class A	3,831	423,517
Public Storage	5,727	1,625,723
SBA Communications Corp.	1,470	307,568
		2,423,470
Specialty Retail — 1.2%
AutoNation, Inc.(a)	10,330	1,547,434
Best Buy Co., Inc.	46,095	3,728,164
Penske Automotive Group, Inc.(b)	10,181	1,562,783
TJX Cos., Inc. (The)	4,906	486,381
		7,324,762
Technology Hardware, Storage & Peripherals — 2.0%
Apple Inc.	33,236	6,007,407
Hewlett Packard Enterprise Co.	376,217	5,729,785
HP, Inc.	15,920	451,013
		12,188,205
Textiles, Apparel & Luxury Goods — 0.0%
Under Armour, Inc., Class C, NVS(a)	5,427	46,347
Trading Companies & Distributors — 0.5%
Watsco, Inc.	2,109	831,199
WESCO International, Inc.	3,196	477,770
WW Grainger, Inc.	1,633	1,589,660
		2,898,629
Water Utilities — 0.1%
American Water Works Co., Inc.	5,034	596,730
Total Long-Term Investments — 98.9% (Cost: $514,203,606)		599,439,360
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(c)(d)	5,834,296	5,834,296
SL Liquidity Series, LLC, Money Market Series, 5.98%(c)(d)(e)	759,447	759,751
Total Short-Term Securities — 1.1% (Cost: $6,593,233)		6,594,047
Total Investments — 100.0% (Cost: $520,796,839)		606,033,407
Liabilities in Excess of Other Assets — (0.0)%		(66,313)
Net Assets — 100.0%		$ 605,967,094
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Large Cap Value Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,925,122	$ 909,174(a)	$ —	$ —	$ —	$ 5,834,296	5,834,296	$ 201,512	$ —
SL Liquidity Series, LLC, Money Market Series	973,342	—	(213,940)(a)	229	120	759,751	759,447	2,667(b)	—
				$ 229	$ 120	$ 6,594,047		$ 204,179	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	27	03/15/24	$ 6,890	$ 531,030
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Large Cap Value Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 599,439,360	$ —	$ —	$ 599,439,360
Short-Term Securities
Money Market Funds	5,834,296	—	—	5,834,296
	$ 605,273,656	$ —	$ —	605,273,656
Investments valued at NAV(a)				759,751
				$ 606,033,407
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 531,030	$ —	$ —	$ 531,030
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust